Summary of Significant Accounting Policies	12 Months Ended
Jan. 31, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Presentation and Principles of Consolidation
The consolidated financial statements and accompanying notes have been prepared in accordance with accounting principles generally accepted in the U.S. (“U.S. GAAP”).
The consolidated financial statements include the accounts of Planet Labs PBC and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. The Company’s fiscal year end is January 31.
The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP, whereby dMY IV was treated as the acquired company and Former Planet was treated as the acquirer. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Former Planet issuing stock for the net assets of dMY IV, accompanied by a recapitalization. The net assets of dMY IV were stated at historical cost, with no goodwill or other intangible assets recorded.
Former Planet was determined to be the accounting acquirer based on the following predominant factors:
•Former Planet’s existing stockholders have the majority voting interest in the combined entity;
•Former Planet had the ability to nominate a majority of the initial members of the board of directors of the combined entity;
•Former Planet’s senior management became the senior management of the combined entity; and
•Former Planet is the larger entity based on historical operating activity and has the larger employee base.
The consolidated assets, liabilities and results of operations prior to the Business Combination are those of Former Planet. The shares and corresponding capital amounts and losses per share, prior to the Business Combination, have been retroactively restated based on shares reflecting the exchange ratio of approximately 1.53184 (the “Exchange Ratio”) established in the Business Combination.
Liquidity
Since its inception, the Company has incurred net losses and negative cash flows from operations. The Company expects to incur additional operating losses and negative cash flows from operations as it seeks to expand its business. As of January 31, 2022 and 2021, the Company had $490.8 million and $71.2 million of cash and cash equivalents, respectively.
In connection with the Business Combination and the PIPE Investment on December 7, 2021 (see Note 3), the Company received $533.2 million in net proceeds.
Additionally, in connection with the Business Combination, the outstanding principal, accrued interest and repayment fees of $67.1 million related to the credit agreement with SVB and Hercules was repaid and the Venture Tranche B loans and the 2020 Convertible Notes converted into shares of the Company’s Class A Common Stock.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The significant estimates and assumptions that affect the Company’s consolidated financial statements include, but are not limited to, the useful lives of property and equipment, capitalized internal-use software and intangible assets, allowance for doubtful accounts, estimates related to revenue recognition, including the assessment of performance obligations within a contract and the determination of standalone selling price (“SSP”) for each performance obligation, the fair value of common stock and other assumptions used to measure stock-based compensation, the fair value of convertible notes and warrants, the fair value of assets acquired, and liabilities assumed from business combinations, the impairment of long-lived assets and goodwill, the recognition, measurement and valuation of current and deferred income taxes and uncertain tax positions, and contingencies.
These estimates and assumptions are based on management’s best estimates and judgment. Management regularly evaluates its estimates and assumptions using historical experience and other factors; however, due to the inherent uncertainties in making estimates, actual results could differ from those estimates and such differences may be material to the consolidated financial statements.
Due to the COVID-19 Coronavirus pandemic (“COVID-19” or “COVID-19 pandemic”), and current events involving Russia and Ukraine, there is ongoing uncertainty and disruption in the global economy and financial markets. The Company is not aware of any specific event or circumstance that would require an update to its estimates or assumptions or a revision of the carrying value of its assets or liabilities. These estimates and assumptions may change in the future, as new events occur and additional information is obtained.
Cash and Cash Equivalents and Restricted cash
Cash and cash equivalents include interest-bearing bank deposits, money market funds and other highly liquid investments with maturities of 90 days or less at the date of purchase.
The Company had restricted cash of $6.1 million and $5.4 million as of January 31, 2022 and 2021, respectively, which consisted of collateral money market accounts for the Company’s headquarters and other domestic office operating leases of $4.2 million and $4.3 million, performance guarantees required for the Company’s foreign sales activities of $1.6 million and $0.9 million, and $0.3 million and $0.2 million in deposits related to the Company’s foreign operations as of January 31, 2022 and 2021, respectively.
A reconciliation of the Company’s cash and cash equivalents in the consolidated balance sheets to total cash, cash equivalents and restricted cash in the consolidated statements of cash flows as of January 31, 2022 and 2021 is as follows:

	January 31,
(in thousands)	2022	2021
Cash and cash equivalents	$490,762	$71,183
Restricted cash, current	309	375
Restricted cash, non-current	5,743	4,982
Total cash, cash equivalents and restricted cash	$496,814	$76,540
Restricted cash of $0.3 million and $0.4 million is included in prepaid expenses and other current assets as of January 31, 2022 and 2021, respectively.
Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable include amounts billed and billable to customers for services or products provided as of the end of the applicable period and do not bear interest. Accounts receivable are stated net of an estimated allowance for doubtful accounts. The Company reviews accounts receivable regularly and makes estimates for the allowance for doubtful accounts when it is probable that an amount is uncollectible. If it is deemed certain that an amount is uncollectible, the amount is written-off. In evaluating the Company’s ability to collect outstanding receivables, the Company considers many factors, including the age of the balance, the customer’s payment history, creditworthiness, and current economic trends, including considerations for the impact of COVID-19. The change in the Company’s allowance for doubtful accounts is as follows:

	Year Ended January 31,
(in thousands)	2022	2021	2020
Balance, beginning of year	$1,215	$843	$5,300
Charges	45	823	649
Write-offs	(147)	(619)	(4,702)
Other	(82)	168	(404)
Balance, end of year	$1,031	$1,215	$843
Fair Value Measurement
Fair value is defined as the exchange price that would be received to sell an asset or paid to transfer a liability (an “exit price”), in the principal or most advantageous market for that asset or liability in an orderly transaction between market participants on the measurement date.
The Company measures fair value based on a three-level hierarchy of inputs, maximizing the use of observable inputs, where available, and minimizing the use of unobservable inputs when measuring fair value. A financial instrument’s level within the three-level hierarchy is based on the lowest level of input that is significant to the fair value measurement. The three-level hierarchy of inputs is as follows:
Level 1: Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;
Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and
Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. These inputs are based on the Company’s own assumptions about current market conditions and require significant management judgment or estimation.
The Company’s assets and liabilities measured at fair value on a recurring basis consist of cash and cash equivalents, restricted cash, accrued liabilities, warrant liabilities and convertible notes.
The fair value of cash, cash equivalents and accrued liabilities approximate the stated carrying value due to the short time to maturity.
The Company’s convertible notes and warrant liabilities, where the values are based on valuation techniques that require inputs that are both unobservable and are significant to the overall fair value measurement, are classified as Level 3 under the fair value hierarchy. The fair value of these Level 3 financial liabilities is determined using pricing models, discounted cash flow methodologies or similar techniques for which the determination of fair value requires significant management judgment or estimation (Note 5). These valuations use assumptions and estimates the Company believes would be made by a market participant in making the same valuation. The Company reassesses these assumptions and estimates on an on-going basis as additional data impacting the assumptions and estimates are obtained.
The carrying amount of the Company’s debt that was outstanding as of January 31, 2021 approximated fair value as the debt bore a floating rate that approximated the market interest rate.
The Company measures certain non-financial assets including property and equipment, and other intangible assets at fair value on a non-recurring basis in periods after initial measurement in circumstances when the fair value of such assets are impaired below their recorded cost. As of January 31, 2022 and 2021, there were no material non-financial assets recorded at fair value.
Fair Value Option
The Company elected the fair value option to account for its convertible notes. The Company recorded the convertible notes at fair value with changes in fair value recorded on the consolidated statement of operations and comprehensive loss (Note 5). The primary reason for electing the fair value option was for simplification and cost-benefit considerations of accounting for the convertible notes at fair value versus bifurcation of the embedded derivatives. As a result of applying the fair value option, direct costs and fees related to the convertible notes were expensed as incurred and were not deferred.
In connection with the Business Combination, the convertible notes converted into shares of Class A common stock.
Concentration of Credit Risk and Other Risks and Uncertainties
Financial instruments that potentially subject the Company to a concentration of credit risk consist principally of cash and cash equivalents and accounts receivable. By their nature, all such financial instruments involve risks, including the credit risk of nonperformance by counterparties. The Company’s cash and cash equivalents are deposited in checking and money market accounts with financial institutions in the U.S. and checking accounts with financial institutions in Canada, Germany, the Netherlands and Singapore that management believes are of high credit quality. The Company generally does not require collateral to support the obligations of the counterparties and deposits at banks may, at times, be in excess of federal or national insured limits or deposit-guarantee limits in each of the respective countries. The Company has not experienced material losses on its deposits of cash and cash equivalents. The maximum amount of loss at January 31, 2022 that the Company would incur if parties to cash and money market funds failed completely to perform according to the terms of the contracts is $489.9 million.
Accounts receivables are typically unsecured and are derived from revenue earned from customers across various countries. As of January 31, 2022, four customers accounted for 23%, 14%, 12%, and 10% of accounts receivable, respectively. As of January 31, 2021, three customers accounted for 32%, 18%, and 12% of accounts receivable, respectively.
For the fiscal year ended January 31, 2022, one customer accounted for 11% of revenue. For the fiscal year ended January 31, 2021, three customers accounted for 12%, 10% and 10%, of revenue. For the fiscal year ended January 31, 2020, one customer accounted for 13% of revenue.
The Company’s products require continued approval from the Federal Communications Commission (“FCC”) and other international regulatory agencies for the Company to continue its operations. There can be no assurance that the Company’s products will continue to receive the necessary approvals or that its operations will be supported by the U.S. government or other governments. If the Company was denied such approvals, if such approvals were delayed, or if the U.S. government’s or other governments’ policies change, these events may have a material adverse impact on the Company’s financial position and results of operations.
The Company contracts with certain third-party service providers to launch satellites. Service providers who provide these services are limited. The inability of launch service providers to contract with the Company could materially impact future operating results.
Property and Equipment
Property and equipment are stated at cost, net of accumulated depreciation and amortization. Repair and maintenance costs are expensed as incurred. Significant improvements that extend the useful life or add functionality to property and equipment are capitalized. Depreciation is computed once an asset is placed in service using the straight-line method over the estimated useful life of the asset, which is as follows:

Estimated useful life (in years)
Computer equipment and purchased software	3
Office furniture, equipment and fixtures	5
Satellites	2.2 to 9
Ground stations and ground station equipment	3 to 10
Leasehold improvements	lesser of useful life or term of lease
Costs directly associated with design, construction, launch, and commissioning of satellites and systems are capitalized when the design and operation of the satellites and systems is at a sufficiently advanced stage such that the Company believes that recovery of the costs through future cash inflows is probable. The Company capitalizes material, labor and launch costs (including integration and launch insurance costs) that are incurred and necessary for the satellites to be placed into service. The Company depreciates the cost of a satellite over its estimated useful life, using the straight-line method of depreciation, once it is placed into service, which is when the Company determines that the satellites are providing imagery that meets the required quality specifications for sale to its customers.
The estimated useful life over which the Company depreciates a satellite is determined once the satellite has been placed into service. The initial determination of the satellite’s useful life involves the consideration of multiple factors, including design life, random part failure probabilities, expected component degradation and cycle life, fuel consumption (where applicable), and experience with satellite parts, vendors and similar assets.
At least annually, or more frequently, should facts and circumstances indicate a need, the Company performs an assessment of the remaining useful lives of its property and equipment including its satellites. The assessment for satellites evaluates satellite usage data, remaining fuel (where applicable), operational stresses and other factors that may impact the satellite’s expected useful life.
In February 2021, the Company completed an assessment of the useful lives of its satellites and adjusted the estimated useful life of certain satellites from 6 years to 9 years. This change in accounting estimate was effective beginning in fiscal year 2022.
In August 2021, additional information specific to a single high resolution satellite became available which indicated the useful life of the satellite will be less than originally estimated. The change in estimate for this satellite was accounted for prospectively beginning in August 2021.
The effect of these changes in estimate was a net decrease in depreciation expense of $17.6 million and a decrease in basic and diluted net loss per share attributable to common stockholders of approximately $0.22 for the fiscal year ended January 31, 2022.
Capitalized Internal-Use Software Development Costs
Costs directly attributable to the development of internal-use software are capitalized when the preliminary design of the software is completed, management has committed funding to proceed with the development and confirmed adequate probability that the project will be completed and the software will function as intended. Capitalization is discontinued when the project is substantially completed and ready for its intended use. The Company capitalizes labor costs that are incurred and necessary for the software to be placed into service and any interest costs apportioned to the project, if material. The Company amortizes capitalized internal-use software development costs, once it is placed into service, over its estimated useful life using the straight-line method, which is generally one to three years based on management’s determination of the duration of time during which the related software will be in use and contributing to the Company’s cash flows.
Impairment of Long-Lived Assets
The carrying amount of long-lived assets and finite-lived intangible assets to be held and used in the business are reviewed for impairment annually or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Impairment indicators include, among other conditions, cash flow deficits, historic or anticipated declines in revenue or operating profit or material adverse changes in the business climate that indicate that the carrying amount of an asset may be impaired. When impairment indicators are present, the recoverability of the asset is measured by comparing the carrying value of the asset to the estimated undiscounted future cash flows expected to be generated by the asset. This evaluation is performed at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities, or an asset group. If the carrying amount of the asset or asset group is not recoverable, the impairment to be recognized is measured by the amount by which the carrying amount of each long-lived asset or asset group exceeds the fair value of the asset or asset group.
During the fiscal year ended January 31, 2022, the Company recognized impairment expense of approximately $1.1 million relating to capitalized costs for certain internal-use software development projects that were discontinued before the projects were completed. The impairment expense is included in research and development expenses within the consolidated statement of operations and comprehensive loss for the fiscal year ended January 31, 2022. Other than as noted above, no events or changes in circumstances indicated the carrying amounts of the Company’s long-lived assets may not be recoverable during the fiscal years ended January 31, 2022, 2021 and 2020.
Business Combinations
The Company accounts for its business combinations using the acquisition accounting method, which requires it to determine the fair value of net assets acquired, including intangible assets and related goodwill. The Company identifies and attributes fair values and estimated lives to the intangible assets acquired and allocates the total cost of an acquisition to the underlying net assets based on their respective estimated fair values. Determining the fair value of assets acquired and liabilities assumed requires management’s judgment and involves the use of significant estimates, including projections of future cash inflows and outflows, discount rates, asset lives and market multiples. There are different valuation models for each component, the selection of which requires considerable judgment. These determinations will affect the amount of amortization expense recognized in future periods. The Company bases its fair value estimates on assumptions it believes are reasonable but recognizes that the assumptions are inherently uncertain.
Acquisition-related costs are accounted for as expenses in the period in which they are incurred. The operating results of the acquired business are reflected in the Company’s consolidated financial statements as of the acquisition date.
Goodwill
Goodwill represents the excess of the purchase price over the fair value of the net assets acquired in a business combination. Goodwill is not subject to amortization and is tested for impairment at least annually, during the fourth quarter of each fiscal year or more frequently if events or circumstances indicate that the asset might be impaired. In assessing goodwill for impairment, the Company first assesses qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. In the qualitative assessment, the Company considers factors including economic conditions, industry and market conditions and developments, overall financial performance and other relevant entity-specific events in determining whether it is more likely than not that the fair value of the reporting unit is less than the carrying amount. Should the Company conclude that it is more likely than not that the recorded goodwill amounts have been impaired, the Company would perform a quantitative impairment test. Goodwill impairment exists when a reporting unit’s carrying value exceeds its fair value. Significant judgment is applied when goodwill is assessed for impairment. No goodwill impairment was recorded during the fiscal years ended January 31, 2022, 2021 and 2020.
Intangible Assets
Intangible assets with finite useful lives are carried at cost, net of accumulated amortization and impairment, where applicable. Amortization is recorded over the estimated useful lives of the assets on a straight-line basis as follows:

Estimated useful life (in years)
Developed technology	5 to 9
Imagery library	3
Customer relationships	5 to 9
Trade names and other	3 to 7
Revenue Recognition
The Company recognizes revenue in accordance with Accounting Standard Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“Topic 606”). Under Topic 606, the Company recognizes revenue under the core principle to depict the transfer of control to the Company’s customers in an amount reflecting the consideration to which the Company expects to be entitled. In order to achieve that core principle, the Company applies the following five-step approach: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract and (5) recognize revenue when a performance obligation is satisfied.
The Company derives its revenue principally from licensing rights to use imagery that is delivered digitally through its online platform in addition to providing related services. Imagery licensing agreements vary by contract, however, generally they have annual or multi-year contractual terms. The data licenses are generally purchased via a fixed price contract on a subscription or usage basis, whereby a customer pays for access to the Company’s imagery that may be downloaded over a specific period of time, or, less frequently, on a transactional basis, whereby the customer pays for individual content or archive access licenses. The Company’s imagery licensing agreements and service agreements are generally non-cancelable and do not contain refund-type provisions.
At contract inception, the Company assesses the product offerings in its contracts to identify performance obligations that are distinct. A performance obligation is distinct when it is separately identifiable from other items in a bundled package and if a customer can benefit from it on its own or with other resources that are readily available to the customer. To identify the performance obligations, the Company considers all of the product offerings promised in the contract.
Imagery licensing arrangements generally provide customers with the right to access imagery through the Company’s platform, download content on a limited or unlimited basis over the contractual period depending on the terms of the applicable contract, or provide both the right to access imagery and download content. The access to imagery through the Company’s online platform and the ability to download such imagery represent two separate performance obligations. As such, a portion of the total contract consideration related to access to continuously updated imagery content is recognized ratably on a straight-line basis over the term of the contract.
At contract inception, existing or archived imagery is available for download by the customer. The existing or archived imagery has significant standalone functionality and is not updated once licensed to a particular customer. As such, the portion of the contract consideration related to the download license of existing or archive imagery content is recognized as revenue at the commencement of the contract when control of the imagery is transferred, and the imagery is available for download by the customer. The portion of the contractual consideration related to the download of monitoring imagery content is recognized over the term of the contract utilizing a usage-based output measure of progress based on the download capacity specified in the contract. To the extent the number of downloads of the specified imagery content is unlimited, the contractual consideration related to downloads is recognized ratably on a straight-line basis over the term of the contract.
When the Company’s contracts with customers contain more than a single performance obligation, management allocates the total contract consideration to each performance obligation on a relative SSP basis. The SSP is the price at which the Company would sell a promised product or service separately to a customer. Judgment is required to determine the SSP for each distinct performance obligation. The Company determines SSP by considering its overall pricing practices and market conditions, including the Company’s discounting practices, the size and volume of the Company’s transactions, the customer demographic, price lists, historical sales, contract prices and customer relationships.
The Company also provides other services to customers, including professional services such as training, analytical services, research and development services to third parties, and other value-added activities related to imagery products. These revenues are recognized as the services are rendered, on a proportional performance basis for fixed price contracts or ratably over the contract term for subscription professional services contracts. Training revenues are recognized as the services are performed.
The Company recognizes revenue on a gross basis. The Company is the principal in the transaction as it is the party responsible for the performance obligation and it controls the product or service before transferring it to the customer.
Revenue excludes sales and usage based taxes where it has been determined that the Company is acting as a pass through agent.
The transaction price is the total amount of consideration that the Company expects to be entitled to in exchange for the product offerings in a contract. The prices of imagery licensing and other services are generally fixed at contract inception and therefore, the Company’s contracts do not contain a significant amount of variable consideration. From time to time, the Company may enter into contracts with its customers that provide a form of variable consideration, including a revenue share arrangement. For these arrangements, the Company estimates the variable consideration at the contract inception based on the most likely amount in a range of possible outcomes. The estimate of variable consideration is reassessed on a quarterly basis.
The Company typically bills in advance either quarterly or annually for contracts with terms of one year or longer. Amounts that have been invoiced are recorded in accounts receivable and in deferred revenue or revenue, depending on whether the underlying performance obligations have been satisfied. Advance payments from customers have been categorized as current or non-current deferred revenue based on the expected performance date. The Company applied the practical expedient in Topic 606 and did not evaluate contracts of one year or less for the existence of a significant financing component. The financing component of multi-year contracts were not significant.
Cost of Revenue
Cost of revenue consists of employee-related costs of performing account and data provisioning, customer support, satellite and engineering operations, as well as the costs of operating and retrieving information from the satellites, processing and storing the data retrieved, third party imagery expenses, depreciation of satellites and ground stations, and the amortization of capitalized internal-use software related to creating imagery provided to customers. Cost of revenue from professional services consists primarily of employee-related costs associated with providing these services, including costs paid to subcontractors and certain third-party fees. Employee-related costs include salaries, benefits, bonuses and stock-based compensation.
Research and Development Expenditures
Research and development expenditures primarily include personnel- related expenses for employees and consultants, hardware costs, supplies costs, contractor fees and administrative expenses. Employee-related costs include salaries, benefits, bonuses and stock-based compensation. Expenses classified as research and development are expensed as incurred and attributable to advancing technology research, platform and infrastructure development and the research and development of new product iteration.
The Company continues to iterate its satellites and operations for optimal efficiency and function. Satellite costs associated with the design, manufacture, launch, and commissioning of experimental satellites or other space related research and development activities are expensed as incurred.
Sales and Marketing
Sales and marketing expenditures primarily include costs incurred to market and distribute the Company’s products. Such costs include advertising and conferences, sales commissions, salaries, benefits and stock-based compensation for the Company’s sales and marketing personnel and sales office expenses. Sales and marketing expenses are expensed as incurred. Advertising expenses for the fiscal years ended January 31, 2022, 2021 and 2020 were not material.
General and Administrative
General and administrative expenses include personnel-related expenses and facilities-related costs primarily for its executive, finance, accounting, legal and human resources functions. General and administrative expenses also include fees for professional services principally comprised of legal, audit, tax, and insurance, as well as executive management expenses. General and administrative costs are expensed as incurred.
Leases
Leases are reviewed and classified as capital or operating at their inception. For operating leases, the Company records rent expense on a straight-line basis over the noncancelable lease term and records the difference between the rent paid and the recognition of rent expense as a deferred rent asset or liability. Rent escalation, rent abatement, or other concessions, such as rent holidays, and landlord or tenant incentives or allowances, are recorded as deferred rent and amortized over the remaining lease term.
Income Taxes
The Company is subject to income taxes in the U.S. and various foreign jurisdictions and uses estimates in determining its provisions for income taxes.
The Company accounts for income taxes under the asset and liability method. Deferred assets and liabilities are recognized for the future tax consequences attributable to the differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and net operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets where it is more likely than not that the deferred tax assets will not be realized.
The Company recognizes and measures uncertain tax positions in accordance with ASC 740, Income Taxes, which prescribes a recognition threshold and measurement process for recording uncertain tax positions taken, or expected to be taken in a tax return, in the consolidated financial statements. The Company accrues for the estimated amount of taxes for uncertain tax positions if it is more likely than not that the Company would be required to pay such additional taxes. An uncertain tax position will not be recognized if it has a less than 50% likelihood of being sustained.
The global intangible low-taxed income (GILTI) provisions of the Tax Cut and Jobs Act impose a tax on foreign income in excess of a deemed return on tangible assets of foreign corporation. The Company elects to treat any potential GILTI inclusions as a period cost.
Common Stock Valuations
The Company has historically granted stock options at an exercise price equal to the fair value as determined by the Company’s board of directors on the date of grant. Given the absence of a public market for the Company’s common stock prior to the Business Combination, the board of directors of the Company estimated the fair value of its common stock at the time of each grant of an equity-based award. The board of directors of the Company utilized various valuation methodologies in accordance with the framework of the American Institute of Certified Public Accountants’ Technical Practice Aid, Valuation of Privately Held Company Equity Securities Issued as Compensation, to estimate the fair value of its common stock. These estimates and assumptions include numerous objective and subjective factors to determine the fair value of the Company’s common stock at each grant date, including the following factors:
•relevant precedent transactions including the Company’s capital transactions;
•the liquidation preferences, rights, preferences, and privileges of the Company’s convertible preferred stock relative to the common stock;
•the Company’s actual operating and financial performance;
•the Company’s current business conditions and projections;
•the Company’s stage of development;
•the likelihood and timing of achieving a liquidity event for the common stock underlying the stock options, such as an initial public offering, given prevailing market conditions;
•any adjustment necessary to recognize a lack of marketability of the common stock underlying the granted options;
•the market performance of comparable publicly traded companies; and
•U.S. and global capital market conditions.
If different assumptions had been made, equity-based compensation expense, net loss, and net loss per common share could have been significantly different.
Following the consummation of the Business Combination, the fair value of the Company’s common stock at the time of grant of each equity-based award is determined based on its quoted market price on the NYSE.
Stock-Based Compensation
The Company accounts for stock-based compensation expense in accordance with the fair value recognition and measurement provisions of U.S. GAAP, which require compensation cost for the grant-date fair value of stock-based awards to be recognized over the requisite service period. The Company determines the fair value of stock-based awards granted or modified, using appropriate valuation techniques. The Company recognizes forfeitures as they occur.
The Company has granted certain awards, primarily options, that vest based upon a service condition. The Company uses the Black-Scholes option pricing model to determine the fair value of the stock options granted. The Black-Scholes option pricing model requires the input of highly subjective assumptions, including the fair value of the underlying common stock, the expected term of the option, the expected volatility of the price of the common stock, risk-free interest rates, and the expected dividend yield of the common stock. The assumptions used to determine the fair value of the option awards represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgment. The Company records stock-based compensation expense for stock options on a straight-line basis over the requisite service period, which is generally four years.
The fair value of the Restricted Stock Units (“RSUs”) is the fair value of the underlying stock at the measurement date. For awards that are subject to both time-based service and performance conditions (including liquidity events), no expense is recognized until it is probable that the vesting criteria would be met. Stock-based compensation expense for awards with performance and other vesting criteria is recognized as expense under an accelerated graded vesting model.
Pursuant to the Merger Agreement for the Business Combination, Former Planet equity holders, including Former Planet equity award holders, have the right to receive earn-out consideration (the “Earn-out Shares”). The Earn-out Shares may be earned in four equal tranches based on market condition vesting requirements.
The Earn-out Shares allocated to Former Planet equity award holders are accounted for as stock-based compensation pursuant to ASC 718, Compensation—Stock Compensation, because service must be provided through each market condition vesting requirement. The fair value of the Earn-out Shares allocated to Former Planet equity award holders was determined upon the close of the Business Combination which will be recognized as stock-based compensation expense over the requisite service period. Compensation expense for awards with market conditions is not reversed if the market condition is not met.
The fair value of the Earn-out Shares was estimated using a model based on multiple stock price paths developed through the use of a Monte Carlo simulation that incorporates into the valuation the possibility that the market condition targets may not be satisfied. This valuation model requires inputs such as the fair value of the Company’s Class A common stock, the risk-free interest rate, expected term, expected dividend yield and expected volatility. The fair value of the Company’s Class A common stock is the closing stock price on the NYSE as of the measurement date. The risk-free interest rate assumption is determined by using the U.S. Treasury rates of the same period as the expected term of the Earn-out Shares, which is 5 years from the closing of the Business Combination. The Company’s volatility was derived from several publicly traded peer companies. The Company has historically been a private company and lacked sufficient company-specific historical and implied volatility information. Therefore, the Company estimated its expected stock volatility based on the historical volatility of a publicly traded set of peer companies. The requisite service period for each of the four vesting tranches for the Earnout Shares was derived from the median time to vest for each tranche utilizing the same simulation model that produced the fair value estimate.
Public and Private Placement Warrant Liabilities
In connection with dMY IV’s initial public offering, which occurred on March 9, 2021, dMY IV issued 34,500,000 units, consisting of one share of Class A common stock of dMY IV and one-fifth of one redeemable warrant, at a price of $10.00 per unit. Each whole warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 per share, subject to adjustment (the “Public Warrants”). Simultaneously with the closing of its initial public offering, dMY IV completed the private sale of 5,933,333 warrants to dMY Sponsor IV, LLC (the “dMY Sponsor”) at a purchase price of $1.50 per warrant (the “Private Placement Warrants”). Each Private Placement Warrant is exercisable for one share of Class A common stock at $11.50 per share. Subsequent to the Business Combination and as of January 31, 2022, there were 6,899,982 Public Warrants and 5,933,333 Private Placement Warrants outstanding.
The Private Placement Warrants are identical to the Public Warrants, except that the Private Placement Warrants, including the Class A common stock issuable upon exercise, are not transferable, assignable or salable until 30 days after the closing of the Business Combination (except in limited circumstances) and are not redeemable by the Company so long as they are held by the dMY Sponsor or its permitted transferees. Additionally, the dMY Sponsor, or its permitted transferees, has the option to exercise the Private Placement Warrants on a cashless basis. If the Private Placement Warrants are held by holders other than the dMY Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.
Additionally, pursuant to a lock-up agreement entered into with the dMY Sponsor in connection with the Business Combination, 2,966,667 of the Private Placement Warrants are subject to vesting conditions (the “Private Placement Vesting Warrants”). The Private Placement Vesting Warrants vest in four equal tranches (i) when the closing price of Class A common stock equals or exceeds $15.00, $17.00, $19.00 and $21.00, over any 20 trading days within any 30 day trading period prior to December 7, 2026 or (ii) when the Company consummates a change of control transaction prior to December 7, 2026 that entitles its stockholders to receive a per share consideration of at least $15.00, $17.00, $19.00 and $21.00. Any right to Private Placement Vesting Warrants that remains unvested on the first business day after five years from the closing of the Business Combination will be forfeited without any further consideration.
The Company evaluated the Public and Private Placement common stock warrants under ASC 815-40, Derivatives and Hedging—Contracts in Entity’s Own Equity (“ASC 815-40”), and concluded that they do not meet the criteria to be classified in stockholders’ equity. Specifically, the exercise of the Public and Private Placement common stock warrants may be settled in cash upon the occurrence of a tender offer or exchange that involves 50% or more of the Company’s Class A stockholders. As there are two classes of common stock, not all of the stockholders need to participate in such tender offer or exchange to trigger the potential cash settlement and the Company does not control the occurrence of such an event, the Company concluded that the Public Warrants and Private Placement Warrants do not meet the conditions to be classified in equity. Since the Public and Private Placement common stock warrants meet the definition of a derivative under ASC 815, the Company recorded these warrants as liabilities on the balance sheet at fair value, with subsequent changes in their respective fair values recognized in the consolidated statement of operations and comprehensive loss at each reporting date.
The Public Warrants are traded on the NYSE and are recorded at fair value using the closing price as of the measurement date.
The fair value of the Private Placement Warrants (excluding the Private Placement Vesting Warrants) was estimated using the Black-Scholes option pricing model. Due to the market condition vesting requirements, the fair value of the Private Placement Vesting Warrants was estimated using a model based on multiple stock price paths developed through the use of a Monte Carlo simulation that incorporates into the valuation the possibility that the market condition targets may not be satisfied. These valuation models require inputs such as the fair value of the Company’s class A common stock, the risk-free interest rate, expected term, expected dividend yield and expected volatility. The fair value of the Company’s class A common stock is the closing stock price on the NYSE as of the measurement date. The risk-free interest rate assumption is determined by using the U.S. Treasury rates of the same period as the expected term of the Private Placement Warrants, which is 5 years from the closing of the Business Combination. The Company has historically been a private company and lacked sufficient company-specific historical and implied volatility information. Therefore, it estimated its expected stock volatility based on the historical volatility of a publicly traded set of peer companies. Changes in these assumptions can materially affect the estimate of the fair value of these instruments and ultimately change in fair value of Private Placement Warrants.
Preferred Stock Warrants
Prior to the Business Combination, the Company had preferred stock warrants which were exercisable for Series B and Series D convertible preferred stock.
The Company’s convertible preferred stock was classified as permanent equity, as redemption was solely within control of the Company. Prior the Business Combination, the Company evaluated the Series B and Series D Preferred Stock warrants under ASC 815-40, Derivatives and Hedging—Contracts in Entity’s Own Equity, and concluded the Series B and Series D preferred stock warrants did not meet the criteria to be classified in stockholders’ equity. Specifically, the settlement provisions of the Series B and certain Series D preferred stock warrants met the criteria for liability classification as the number of shares to be issued was not fixed at the time of issuance. Certain other Series D preferred stock warrants met the criteria for liability classification as certain terms of the warrants precluded them from being indexed to the Company’s stock. As such, the Series B preferred stock warrants and Series D preferred stock warrants were recognized as liabilities and recorded at fair value. The change in fair value of these warrants was recognized at each reporting date in the consolidated statement of operations and comprehensive loss. See Note 5 for a discussion of the fair value methodology and assumptions and Note 9 for details of the terms of the Series B and Series D preferred stock warrants.
Upon the closing of the Business Combination, all Series B preferred stock warrants converted into warrants for Class A common stock warrants and were exercised.
Upon the closing of the Business Combination, all Series D preferred stock warrants converted into warrants for Class A common stock, and a portion of such Class A common stock warrants were not exercised and remained outstanding (see Note 9). The Company evaluated such Class A common stock warrants that remained outstanding under ASC 815-40, Derivatives and Hedging—Contracts in Entity’s Own Equity and concluded they met the criteria to be classified in stockholders’ equity. Specifically, given that the underlying shares of such warrants are now Class A common stock, the terms of such warrants no longer preclude them from being indexed to the Company’s stock. Accordingly, the Class A common stock warrants that remained outstanding were measured at fair value and classified within stockholders’ equity on the date of the Business Combination.
Foreign Currency Transactions and Translation
The Company’s reporting currency is the U.S. dollar. The functional currency of the Company’s subsidiaries has been determined to be either the U.S. dollar, Euro or Canadian dollar as the case may be. Revenue and expenses of the Company’s foreign subsidiaries, with a functional currency of either Euro or Canadian dollar, are translated into U.S. dollars using the monthly average exchange rates prevailing during the period. The assets and liabilities of the Company’s foreign subsidiaries are translated into U.S. dollars at the exchange rate in effect at the balance sheet date. Translation adjustments are recorded as a component of accumulated other comprehensive loss within stockholders’ equity.
Transactions denominated in currencies other than the functional currency are recorded based on the exchange rates at the time of the transaction. Monetary assets and liabilities are subject to remeasurement at the exchange rate in effect at the balance sheet date, with subsequent changes in exchange rates resulting in transaction gains or losses, which are included within other income (expense), net in the consolidated statement of operations and comprehensive loss. Foreign currency gain (loss) was $(0.5) million, $0.3 million and $(0.3) million for the years ended January 31, 2022, 2021 and 2020, respectively.
Segments
Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s CODM is its Chief Executive Officer. The Company has determined that it operates in one operating segment and one reportable segment, as the CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance.
See Note 4, Revenue, for revenue by geographic region. See Note 7, Balance Sheet Components, for long-lived assets by geographic region.
Net Loss Per Share Attributable to Common Stockholders
Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. The Company considered all series of its convertible preferred stock to be participating securities. Net loss is attributed to common stockholders and participating securities based on their participation rights. Net loss attributable to common stockholders was not allocated to the convertible preferred stock as the holders of the convertible preferred stock did not have a contractual obligation to share in any losses.
Basic net loss per share attributable to common stockholders is the same for Class A and Class B shares of common stock because they are entitled to the same liquidation and dividend rights. Basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-
average number of shares of common stock outstanding and the weighted-average number of certain Class A common stock warrants that were previously outstanding and were exercised in connection with the Business Combination. Such Class A common stock warrants were not contingently exercisable and the common stock of the Company was issued for little or no consideration, as such the shares underlying these Class A common stock warrants were considered outstanding in the denominator in the calculation of basic net loss per share attributable to common stockholders from the issuance date of such Class A common stock warrants.
Diluted loss per share attributable to common stockholders adjusts basic loss per share for the potentially dilutive impact of convertible preferred stock, convertible notes, warrants, stock options, restricted stock units, Earn-out Shares and dMY Sponsor Earn-out Shares. For the years ended January 31, 2022, 2021 and 2020, all potentially dilutive securities are antidilutive and accordingly, basic net loss per share equals diluted net loss per share.
Emerging Growth Company
The Jumpstart Our Business Startups Act of 2012 (“JOBS Act”) allows an emerging growth company (“EGC”) to take advantage of certain exemptions from various reporting requirements that are applicable to public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a non-binding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act allows emerging growth companies to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are applicable to private companies. The Company is an EGC and has elected to use the extended transition period under the JOBS Act until the earlier of the date that it is (i) no longer an EGC or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, the financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates. The adoption dates discussed below, within the Recently Issued Accounting Pronouncements section, reflect this election.
Recently Adopted Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board (“FASB”) issued ASU 2018-13—Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. Under the new guidance, the amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. The Company adopted this guidance as of February 1, 2020.
In August 2018, the FASB issued ASU 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (ASU 2018-15), which clarifies the accounting for implementation costs in cloud computing arrangements. The Company adopted this guidance as of February 1, 2021, with no material impact on its consolidated financial statements.
In November 2018, the FASB issued ASU 2018-18, Collaborative Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606, which amends ASC 808 to clarify when transactions between participants in a collaborative arrangement under ASC 808 are within the scope of the FASB’s new revenue standard, ASU 2014-09 (codified in ASC 606). The Company adopted this guidance as of February 1, 2021, with no material impact on its consolidated financial statements.
Recently Issued Accounting Pronouncements Not Yet Adopted
In February 2016, the FASB issued ASU No. 2016-02, Leases (“Topic 842”), which supersedes the guidance in former ASC 840, Leases. This standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less may be accounted for similar to existing guidance for operating leases under ASC 840. Originally, a modified retrospective transition approach was required for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. In July 2018, the FASB issued guidance to permit an alternative transition method for Topic 842, which allows transition to the new lease standard by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Entities may elect to apply either approach. There are also a number of optional practical expedients that entities may elect to apply. The Company expects to adopt the standard using the alternative transition method, is currently assessing the impact of this standard on its consolidated financial statements, and expects to report increased right-of-use assets and lease liabilities in connection with adopting this standard as of February 1, 2022.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which was codified with its subsequent amendments as ASC 326. ASC 326 seeks to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments, including trade receivables, and other commitments to extend credit held by a reporting entity at each reporting date. The amendments require an entity to replace the incurred loss impairment methodology in current U.S. GAAP with a methodology that reflects current expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The Company expects to adopt this updated guidance as of February 1, 2022. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements and related disclosures.
In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment, a new accounting standard update to simplify the measurement of goodwill by eliminating the Step 2 impairment test. Step 2 measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill with the carrying amount of that goodwill. The new guidance requires an entity to compare the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. Additionally, an entity should consider income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment loss, if applicable. The standard is expected to be effective for the Company on February 1, 2023, and early adoption is permitted. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements and related disclosures.
In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. This standard simplifies the accounting for convertible debt instruments by removing the separation models for convertible debt with a cash conversion feature, as well as convertible instruments with a beneficial conversion feature. As a result, entities will account for a convertible debt instrument wholly as debt, unless certain other conditions are met. The elimination of these models will reduce non-cash interest expense for entities that have issued a convertible instrument that was within the scope of those models before the adoption of ASU 2020-06. Additionally, ASU 2020-06 requires the application of the if- converted method for calculating diluted earnings per share, and precludes the use of the treasury stock method for certain debt instruments. The standard is expected to be effective for the Company on February 1, 2024, and early adoption is permitted. The Company is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.
In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which eliminates certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It also clarifies and simplifies other aspects of the accounting for income taxes. The Company expects to adopt this standard as of February 1, 2022. The adoption of this new guidance is not expected to have a material impact on the Company’s consolidated financial statements and related disclosures.